Statutory Reserves and Restricted Net Assets - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 133,161	$ 963,938	$ 158,792
Prepayments and other current assets	8,752	27,882
Total current assets	1,023,366	1,191,268
Non-current assets:
Total non-current assets	32,773	56,882
Total assets	1,056,139	1,248,150
Liabilities
Accruals and other current liabilities	40,387	59,331
Other non-current liabilities	7,004	8,484
Total liabilities	93,972	134,489
Shareholders' equity:
Treasury stock (US$0.00005 par value; 11,604,808 and 25,596,331 shares as of December 31, 2021 and 2022, respectively)	(86,438)	(46,930)
Additional paid-in capital	1,584,764	1,526,140
Accumulated other comprehensive income/(loss)	(22,115)	2,320
Accumulated deficit	(514,073)	(367,898)
Total shareholders' equity	962,167	1,113,661	$ (164,667)	$ (110,093)
Total liabilities and shareholders' equity	1,056,139	1,248,150
Ordinary shares
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	25	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	4	4
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	4,685	15,833
Amounts due from subsidiaries	318,017	346,859
Prepayments and other current assets	596	13,345
Total current assets	323,298	376,037
Non-current assets:
Investment in subsidiaries and VIE	651,044	753,005
Total non-current assets	651,044	753,005
Total assets	974,342	1,129,042
Liabilities
Accruals and other current liabilities	5,171	6,897
Other non-current liabilities	7,004	8,484
Total liabilities	12,175	15,381
Shareholders' equity:
Treasury stock (US$0.00005 par value; 11,604,808 and 25,596,331 shares as of December 31, 2021 and 2022, respectively)	(86,438)	(46,930)
Additional paid-in capital	1,584,764	1,526,140
Accumulated other comprehensive income/(loss)	(22,115)	2,320
Accumulated deficit	(514,073)	(367,898)
Total shareholders' equity	962,167	1,113,661
Total liabilities and shareholders' equity	974,342	1,129,042
Reportable Legal Entities | Ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	0	0
Reportable Legal Entities | Class A ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	25	25
Reportable Legal Entities | Class B ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 4	$ 4